Income (Loss) Per Share - Summary of Reconciliation of Number of Shares Outstanding (Details) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation Of Number Of Shares Outstanding [Abstract]
Weighted average number of common shares	79,539,984	78,599,208
Dilutive effect of deferred share units		373,039
Dilutive effect of stock options		387,049
Weighted average number of diluted shares	79,539,984	79,359,296
Number of anti-dilutive stock options, warrants and deferred share units excluded from diluted earnings per share calculation	10,874,472	8,798,979